Submission	Jul. 10, 2026
Submission [Line Items]
Central Index Key	0001326200
Registrant Name	Genco Shipping & Trading Limited
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A